LEASES - Supplemental cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating Cash Flows for Operating Leases					$ 34,576	$ 50,081
Operating Cash Flows for Finance Leases					8,659	10,741
Financing Cash Flows for Finance Leases	$ 49	$ 7,864	$ 85,976	$ 3,160	$ 89,697	$ 8,258